INVENTORIES	0 Months Ended
Dec. 31, 2011
Inventories [Abstract]
Inventories
NOTE 5—INVENTORIES:
Inventories consisted of the following:
	December 31,
	2011	2010

	(U.S. $ in millions)
Finished products	$2,502	$1,948
Raw and packaging materials	1,589	1,237
Products in process	781	579
Materials in transit and payments on account	140	102

	$5,012	$3,866